Non-current assets by geographic area (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-current assets by geographic area

(in KUSD)
Country	December 31, 2020	December 31, 2019
Switzerland	60,231	10,903
United Kingdom	1,132	2,032
United States	1,482	1,773
	62,845	14,708